Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions

Note 12 – Related Party Transactions

Effective June 1, 2014, the Company’s hospital subsidiary located in El Paso, Texas entered into a sublease agreement with The New Sleep Lab International, Ltd., referred to as New Sleep. New Sleep is controlled by Dr. Robert Moreno, one of our Directors. The sublease with New Sleep calls for monthly rent payments of $8,767 and the sublease expires on November 30, 2018. The space subleased from New Sleep will be sublet to physician partners and casual uses of our hospital and is located in a building that also houses one of our imaging facilities. During the nine months ended September 30, 2014, the Company incurred approximately $35,000 in lease expense under the terms of the lease.

As of September 30, 2014, the Company had $0.9 million on deposit at Valliance Bank. Valliance Bank is controlled by Mr. Roy T. Oliver, one of our greater than 5% shareholders. In addition, the Company was obligated to Valliance Bank under certain notes payable totaling $5.9 million at December 31, 2013. On June 30, 2014, the notes were paid in full from the proceeds of the SNB Credit facility. The interest rates on the notes ranged from 5% to 10%. A non-controlling interest in Valliance Bank is held by Mr. Joseph Harroz, Jr., a director of the Company. Mr. Stanton Nelson, the Company’s Chief Executive Officer and Mr. Harroz also serve as directors of Valliance Bank.

In October 2013, the Company completed a private placement offering $9,135,000 (see Note 8 – Preferred Noncontrolling Interests for additional information). The offering was comprised of 87 FHE Units. Each FHE Unit was offered at $105,000 and entitled the purchaser to one (1) Class B membership interest in FHE, valued at $100,000, and 1,000 shares of the Company’s common stock, valued at $5,000. Mr. Stanton Nelson, the Company’s chief executive officer, purchased 5 FHE units for $525,000.

The Company has office space subject to a lease agreement with City Place, LLC (“City Place”). Under the lease agreement, the Company pays monthly rent of $17,970 until June 30, 2014; $0.00 from July 1, 2014 to January 31, 2015 and $17,970 from February 1, 2015 to March 31, 2017 plus additional payments for allocable basic expenses of City Place; the lease expires on March 31, 2017. A non-controlling interest in City Place is held by Roy T. Oliver, one of the Company’s greater than 5% shareholders. During the nine months ended September 30, 2014, the Company incurred approximately $70,000 in lease expense under the terms of the lease. During the period from July 22, 2013 to September 30, 2013, the Company incurred approximately $18,000 in lease expense under the terms of the lease

As of September 30, 2014 and December 31, 2013, the Company has obligations of $1.4 million that are owed to FHA and certain real estate subsidiaries and affiliates of FHA related to transactions that occurred prior to the Foundation acquisition in July 2013. The amounts owed to FHA and FHA affiliates are included in other liabilities on the accompanying consolidated balance sheets.

The Company has entered into agreements with certain of its Affiliate ASCs and hospitals to provide management services. As compensation for these services, the surgery centers and hospitals are charged management fees which are either fixed or are based on a percentage of the Affiliates cash collected or the Affiliates net revenue. The percentages range from 2.25% to 6.0%.

Note 18 – Related Party Transactions

On July 22, 2013, the Company issued Mr. Roy T. Oliver, one of our greater than 5% shareholders and affiliates, 1,797,030 shares of common stock for full satisfaction of debt owed to Mr. Oliver totaling $8,136,390. The Company previously used the proceeds from the debt to fund its payment obligations to Arvest Bank.

As of December 31, 2013, the Company had $2.2 million on deposit at Valliance Bank. Valliance Bank is controlled by Mr. Roy T. Oliver, one of our greater than 5% shareholders and affiliates. In addition, the Company is obligated to Valliance Bank under certain notes payable totaling approximately $5.9 million and $0.8 million at December 31, 2013 and December 31, 2012, respectively. The interest rates on the notes range from 5% to 10%. Non-controlling interests in Valliance Bank are held by Mr. Stanton Nelson, the Company’s chief executive officer and Mr. Joseph Harroz, Jr., a director of the Company. Mr. Nelson and Mr. Harroz also serve as directors of Valliance Bank.

The Company occupies office space subject to a lease agreement with City Place, LLC (“City Place”). Under the lease agreement, the Company pays monthly rent of $17,970 until June 30, 2014; $0.00 from July 1, 2014 to January 31, 2015 and $17,970 from February 1, 2015 to March 31, 2017 plus additional payments for allocable basic expenses of City Place; the lease expires on March 31, 2017. Non-controlling interests in City Place are held by Roy T. Oliver, one of the Company’s greater than 5% shareholders and affiliates, and Mr. Stanton Nelson, the Company’s Chief Executive Officer. During the period from July 22, 2013 to December 31, 2013, the Company incurred approximately $57,000 in lease expense under the terms of the lease.

Until September 30, 2013, FHA charged the Company rent for office space and an allocation for shared services, including payroll, legal and support services. The total rental expense allocation charged to the Company was $211,787 and $310,810 during 2013 and 2012, respectively.

The Company has entered into agreements with certain of its Affiliate ASCs and hospitals to provide management services. As compensation for these services, the surgery centers and hospitals are charged management fees which are either fixed or are based on a percentage of the Affiliates cash collected or the Affiliates net revenue. The percentages range from 2.25% to 6.0%.

The Company has received cash advances from FHA and certain real estate subsidiaries and affiliates of FHA (“FHA Real Estate”) and New Age Fuel, Inc. (“New Age”). New Age has an ownership interest in Tyche. As of December 31, 2013 and 2012, the Company owes FHA Real Estate a total of $1,049,303 and New Age $316,833. The amounts owed to FHA Real Estate and New Age are included in “Other liabilities” on the accompanying consolidated balance sheets.